Cover	Oct. 25, 2022
Cover [Abstract]
Entity Registrant Name	ONFOLIO HOLDINGS INC.
Entity Central Index Key	0001825452
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Oct. 25, 2022
Entity Ex Transition Period	false
Entity Address Address Line 1	1007 North Orange Street
Entity Incorporation State Country Code	DE
Entity File Number	001-41466
Entity Tax Identification Number	37-1978697
Entity Address Address Line 2	4th Floor
Entity Address City Or Town	Wilmington
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19801
City Area Code	682
Local Phone Number	990-6920
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ONFO
Security Exchange Name	NASDAQ
Amendment Description	On October 27, 2022, Onfolio Holdings, Inc. (the "Company.'') filed with the Securities and Exchange Commission a Current Report on Form 8-K (the "Original Form 8-K") disclosing, among other things, that on October 25, 2022 it had completed the previously announced acquisition of the proofreading business assets of BWPS. This Current Report on Form 8-K/A amends and supplements the Original Form 8-K to provide the disclosures required by Item 9.01 of Form 8-K, which were not previously filed with the Original Form 8-K, including the required financial statements of BWPS and the required pro forma financial statements. Except as otherwise provided herein, the other disclosures made in the Original Form 8-K remain unchanged. Please note that the pro forma financial statements also include pro forma financial information relating to the Company’s acquisitions of BCP Media, Inc. and SEO Butler Limited as described in the Company’s Form 8-K filed with the Securities and Exchange Commission on October 19, 2022, as amended on December 29, 2022.